Restructuring expenses (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	6M23	6M22
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	160	105
of which severance expenses	88	27
of which accelerated deferred compensation	65	70
General and administrative-related expenses	231	15
of which pension expenses	15	1
Total restructuring expenses	391	120
Restructuring expenses by segment
in	6M23	6M22
Restructuring expenses by segment (CHF million)
Wealth Management	46	22
Swiss Bank	36	3
Asset Management	5	1
Investment Bank	150	32
Capital Release Unit	137	67
Corporate Center	48	1
Adjustments [1]	(31)	(6)
Total restructuring expenses	391	120
1 Adjustments represent certain consolidating entries, including those relating to entitites that are managed but are not owned or wholly owned by the Bank.

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	6M23			6M22
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	114	0	114	19	0	19
Net additional charges [1]	88	119	207	27	13	40
Utilization	(156)	(114)	(270)	(17)	(13)	(30)
Balance at end of period	46	5	51	29	0	29
1
The following items for which expense accretion was accelerated in 6M23 and 6M22 due to the restructuring of the Bank were not included in the restructuring liabilities: unsettled share-based compensation of CHF 4 million and CHF 30 million, respectively, which remain classified as a component of total shareholders's equity; other personnel-related charges of CHF 68 million and CHF 48 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 15 million and CHF 1 million, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 97 million and CHF 1 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.